Loss Earnings Per Share - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Earnings Per Share Disclosure [Line Items]
shares, stock split		10
Ordinary shares, par value		$ 0.00001
Convertible preferred shares, par value		$ 0.00001
Ordinary shares issued to share depositary bank	8,207,178
Convertible Preferred Stock
Earnings Per Share Disclosure [Line Items]
shares, stock split		10